STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance, beginning of period at Dec. 31, 2019	$ 464	$ 20,014	$ (12,272)	$ (1,117,989)	$ (1,109,783)
Balance, beginning of period (in shares) at Dec. 31, 2019	4,636,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Interest on subscription receivable		491	(491)		491
Share based compensation		45,444			45,444
Net loss from operations				(2,343,893)	(2,343,893)
Balance, end of period at Dec. 31, 2020	$ 464	65,949	(12,763)	(3,461,882)	(3,408,232)
Balance, end of period (in shares) at Dec. 31, 2020	4,636,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Interest on subscription receivable		128	(128)
Share based compensation		48,431			48,431
Net loss from operations				(4,485,338)	(4,485,338)
Balance, end of period at Mar. 31, 2021	$ 464	114,508	(12,891)	(7,947,220)	(7,845,139)
Balance, end of period (in shares) at Mar. 31, 2021	4,636,216
Balance, beginning of period at Dec. 31, 2020	$ 464	65,949	(12,763)	(3,461,882)	(3,408,232)
Balance, beginning of period (in shares) at Dec. 31, 2020	4,636,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Interest on subscription receivable					323
Net loss from operations					(4,044,140)
Balance, end of period at Sep. 30, 2021	$ 1,291	30,669,297	(9,446)	(7,506,022)	23,155,120
Balance, end of period (in shares) at Sep. 30, 2021	12,904,574
Balance, beginning of period at Dec. 31, 2020	$ 464	65,949	(12,763)	(3,461,882)	(3,408,232)
Balance, beginning of period (in shares) at Dec. 31, 2020	4,636,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in initial public offering, net of offering costs	$ 719	25,399,954			25,400,673
Issuance of common stock in initial public offering, net of offering costs (in shares)	7,187,500
Conversion of convertible promissory notes, including embedded derivative, to common stock upon completion of initial public offering	$ 107	4,991,324			4,991,431
Conversion of convertible promissory notes, including embedded derivative, to common stock upon completion of initial public offering (in shares)	1,068,135
Exercise of warrants	$ 1	64,751			64,752
Exercise of stock options (in shares)	12,723
Proceeds from subscription receivable			13,125		13,125
Interest on subscription receivable		362	(362)		362
Share based compensation		185,996			185,996
Net loss from operations				(6,843,399)	(6,843,399)
Balance, end of period at Dec. 31, 2021	$ 1,291	30,708,336		(10,305,281)	20,404,346
Balance, end of period (in shares) at Dec. 31, 2021	12,904,574
Balance, beginning of period at Mar. 31, 2021	$ 464	114,508	(12,891)	(7,947,220)	(7,845,139)
Balance, beginning of period (in shares) at Mar. 31, 2021	4,636,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Interest on subscription receivable		103	(103)
Share based compensation		34,514			34,514
Net loss from operations				2,770,904	2,770,904
Balance, end of period at Jun. 30, 2021	$ 464	149,125	(9,354)	(5,176,316)	(5,036,081)
Balance, end of period (in shares) at Jun. 30, 2021	4,636,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in initial public offering, net of offering costs	$ 719	25,399,954			25,400,673
Issuance of common stock in initial public offering, net of offering costs (in shares)	7,187,500
Conversion of convertible promissory notes, including embedded derivative, to common stock upon completion of initial public offering	$ 107	4,991,324			4,991,431
Conversion of convertible promissory notes, including embedded derivative, to common stock upon completion of initial public offering (in shares)	1,068,135
Interest on subscription receivable		92	(92)
Share based compensation		64,051			64,051
Net loss from operations				(2,329,706)	(2,329,706)
Balance, end of period at Sep. 30, 2021	$ 1,291	30,669,297	$ (9,446)	(7,506,022)	23,155,120
Balance, end of period (in shares) at Sep. 30, 2021	12,904,574
Balance, beginning of period at Dec. 31, 2021	$ 1,291	30,708,336		(10,305,281)	20,404,346
Balance, beginning of period (in shares) at Dec. 31, 2021	12,904,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	72,660
Share based compensation		60,573			60,573
Net loss from operations				(3,470,070)	(3,470,070)
Balance, end of period at Mar. 31, 2022	$ 1,298	30,774,891		(13,775,351)	17,000,838
Balance, end of period (in shares) at Mar. 31, 2022	12,977,234
Balance, beginning of period at Dec. 31, 2021	$ 1,291	30,708,336		(10,305,281)	$ 20,404,346
Balance, beginning of period (in shares) at Dec. 31, 2021	12,904,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)					72,660
Net loss from operations					$ (12,430,912)
Balance, end of period at Sep. 30, 2022	$ 1,298	30,979,092		(22,736,193)	8,244,197
Balance, end of period (in shares) at Sep. 30, 2022	12,977,234
Balance, beginning of period at Mar. 31, 2022	$ 1,298	30,774,891		(13,775,351)	17,000,838
Balance, beginning of period (in shares) at Mar. 31, 2022	12,977,234
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation		98,599			98,599
Net loss from operations				(4,671,232)	(4,671,232)
Balance, end of period at Jun. 30, 2022	$ 1,298	30,873,490		(18,446,583)	12,428,205
Balance, end of period (in shares) at Jun. 30, 2022	12,977,234
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation		105,602			105,602
Net loss from operations				(4,289,610)	(4,289,610)
Balance, end of period at Sep. 30, 2022	$ 1,298	$ 30,979,092		$ (22,736,193)	$ 8,244,197
Balance, end of period (in shares) at Sep. 30, 2022	12,977,234